FINANCIAL ASSETS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, description	the Company to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet		the Group to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet.
Cash and cash equivalents	€ 4,761		€ 3,548	€ 2,647
Trade receivables and other current assets	3,816		3,318	936
Current financial assets	3,995		3,728	4,412
Current financial assets from related parties	89		76	0
Credit losses on current financial assets	103	€ 55	55	49
Codere Group [Member]
IfrsStatementLineItems [Line Items]
Trade receivables and other current assets	€ 3,687		€ 1,926	€ 498